Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Total	Equity attributable to controlling interest	Share capital	Capital reserves	Legal reserve	Statutory reserve	Accumulated profit	Accumulated other comprehensive income	Participation of non-controlling shareholders
Equity at beginning of the period at Dec. 31, 2018	R$ 2,556,656	R$ 2,556,656	R$ 1,189,503	R$ 6,400	R$ 82,351	R$ 1,278,721	R$ 0	R$ (319)	R$ 0
Net income for the year	794,032	794,032	0	0	0	0	794,032	0	0
Allocation:
Legal reserve	0	0	0	0	29,269	0	(29,269)	0	0
Dividends and Interest on capital	(139,022)	(139,022)	0	0	0	0	(139,022)	0	0
Reserve for dividend equalization	0	0	0	0	0	414,146	(414,146)	0	0
Reserve for working capital strengthening	0	0	0	0	0	211,595	(211,595)	0	0
Other comprehensive income	133	133	0	0	0	0	0	133	0
Equity at end of the period at Dec. 31, 2019	3,211,799	3,211,799	1,189,503	6,400	111,620	1,904,462	0	(186)	0
Net income for the year	361,013	361,013	0	0	0	0	361,013	0	0
Capital increase	0	0	232,993	0	0	(232,993)	0	0	0
Allocation:
Legal reserve	0	0	0	0	14,498	0	(14,498)	0	0
Dividends and Interest on capital	(829,464)	(829,464)	0	0	0	(760,361)	(69,103)	0	0
Reserve for dividend equalization	0	0	0	0	0	138,706	(138,706)	0	0
Reserve for working capital strengthening	0	0	0	0	0	138,706	(138,706)	0	0
Other comprehensive income	(465)	(465)	0	0	0	0	0	(465)	0
Equity at end of the period at Dec. 31, 2020	2,742,883	2,742,883	1,422,496	6,400	126,118	1,188,520	0	(651)	0
Net income for the year	475,924	476,191	0	0	0	0	476,191	0	(267)
Non-controlling interests on acquisition of subsidiary	4,170	0	0	0	0	0	0	0	4,170
Allocation:
Legal reserve	0	0	0	0	23,688	0	(23,688)	0	0
Dividends and Interest on capital	(298,000)	(298,000)	0	0	0	(211,175)	(86,825)	0	0
Reserve for dividend equalization	0	0	0	0	0	182,839	(182,839)	0	0
Reserve for working capital strengthening	0	0	0	0	0	182,839	(182,839)	0	0
Tax credit – spin-off	398,533	398,533	0	398,533	0	0	0	0	0
Other comprehensive income	409	409	0	0	0	0	0	409	0
Equity at end of the period at Dec. 31, 2021	R$ 3,323,919	R$ 3,320,016	R$ 1,422,496	R$ 404,933	R$ 149,806	R$ 1,343,023	R$ 0	R$ (242)	R$ 3,903